Inventories	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventories

Note 6 Inventories

The following table details our inventories and the reduction of certain inventories to a LIFO basis:

	December 31, 2013	December 31, 2012
Inventories (at FIFO, which approximates replacement value):
Raw materials	$116.6	$124.2
Work in process	110.9	117.0
Finished goods	514.5	539.1

Subtotal (at FIFO)	742.0	780.3
Reduction of certain inventories to LIFO basis	(53.6)	(51.4)

Total	$688.4	$728.9

We determine the value of our legacy Sealed Air non-equipment U.S. inventories by the last-in, first-out or LIFO inventory method. U.S. inventories determined by the LIFO method were $101 million at December 31, 2013 and $104 million at December 31, 2012.